Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2013 and covers activity from December 26, 2012 through January 25, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of February.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Kunal Singhania
Name:	Kunal Singhania
Title:	Vice President
ABS Operations

A. Trust Activity	Trust Totals

Record Date	January 31, 2013
Number of days in Monthly Period	31
Beginning Number of Accounts	22,623,055
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	32,235,189,719.27
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	32,235,189,719.27
Finance Charge Collections (excluding Recoveries)	560,649,575.10
Collections of Discount Option Receivables	0.00
Recoveries	20,555,696.56
Total Collections of Finance Charge Receivables	581,205,271.66
Total Collections of Principal Receivables	10,969,050,095.85
Monthly Payment Rate	32.9305%
Defaulted Amount	71,839,065.35
Annualized Default Rate	2.7783%
Annualized Default Rate, Net of Recoveries	1.9833%
Trust Portfolio Yield	18.6051%
New Principal Receivables	9,250,533,170.18
Ending Number of Accounts	22,608,818
Ending Principal Receivables Balance	30,444,833,728.25
Ending Required Minimum Principal Balance	19,323,041,190.00
Ending Transferor Amount	12,385,916,728.25
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	30,444,833,728.25

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 1

2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	9.89%	57,471,195.69	2,032,604.52	1,084,650,218.00	7,103,646.83
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	3.96%	22,988,497.59	813,042.49	433,860,451.64	2,841,461.12

Total	2,500,003,000.00	2,500,003,000.00	0.00	175,000,210.00	13.84%	80,459,693.28	2,845,647.01	1,518,510,669.64	9,945,107.95
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.21%	12,873,535.48	455,302.97	242,961,415.59	1,591,215.36
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.32%	19,310,303.21	682,954.46	364,442,123.38	2,386,823.04
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.77%	16,091,919.35	569,128.72	303,701,769.49	1,989,019.20
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.55%	43,887,105.42	1,552,171.09	828,278,547.08	5,424,604.33
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.37%	19,566,357.84	692,010.44	369,274,625.94	2,418,472.32
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.03%	29,258,038.10	1,034,779.59	552,185,090.65	3,616,398.91
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.49%	49,372,937.28	1,746,190.49	931,812,302.51	6,102,672.91
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.30%	19,200,620.69	679,075.28	362,372,092.12	2,373,265.89
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.46%	20,114,899.18	711,410.90	379,627,211.86	2,486,274.00
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.39%	48,763,504.11	1,724,636.45	920,310,509.10	6,027,344.78
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.71%	33,159,137.74	1,172,751.19	625,810,295.82	4,098,588.88
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.71%	39,010,738.92	1,379,706.88	736,247,192.47	4,821,867.87
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.71%	39,010,738.92	1,379,706.88	736,247,192.47	4,821,867.87
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.36%	19,505,401.64	689,854.58	368,124,203.64	2,410,937.91
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.71%	39,010,738.92	1,379,706.88	736,247,192.47	4,821,867.87
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.54%	38,035,504.24	1,345,215.40	717,841,650.43	4,701,325.35
2009-D-II	452,839,000	452,839,000.00	0.00	31,698,730.00	2.51%	14,574,097.33	515,447.36	275,056,011.19	1,801,410.93

Total	15,558,914,000.00	15,558,914,000.00	0.00	1,089,123,980.00	86.16%	500,745,578.37	17,710,049.56	9,450,539,426.21	61,893,957.42

Trust	18,058,917,000.00	18,058,917,000.00	0.00	1,264,124,190.00	100.00%	581,205,271.65	20,555,696.57	10,969,050,095.85	71,839,065.37

C.	Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	32,196,725.44	1,054,688.78	3,979,631.25	2,976,193.34	0.00	8,010,513.37	32,240,093.05	0.00	24,229,579.68
2012-5	714,287,000.00	12,878,701.00	361,161.21	1,591,853.84	1,190,478.33	0.00	3,143,493.38	12,835,333.39	0.00	9,691,840.01

Total	2,500,003,000.00	45,075,426.44	1,415,849.99	5,571,485.09	4,166,671.67	0.00	11,154,006.75	45,075,426.44	0.00	33,921,419.69

Group 2
2004-2	400,000,000.00	7,212,059.58	150,074.44	891,436.54	666,666.67	0.00	1,708,177.65	7,010,742.21	0.00	5,302,564.56
2005-2	600,000,000.00	10,818,089.36	183,055.01	1,337,154.82	1,000,000.00	0.00	2,520,209.83	10,474,056.67	0.00	7,953,846.84
2007-2	500,000,000.00	9,015,074.47	121,567.36	1,114,295.68	833,333.33	0.00	2,069,196.37	8,697,402.07	0.00	6,628,205.70
2008-2	1,363,638,000.00	24,586,596.23	2,167,364.22	3,038,991.87	2,272,730.00	0.00	7,479,086.09	25,556,032.41	0.00	18,076,946.32
2008-4	607,956,000.00	10,961,537.23	805,143.40	1,354,885.49	1,013,260.00	0.00	3,173,288.89	11,232,603.74	0.00	8,059,314.85
2008-5	909,091,000.00	16,391,046.13	952,858.90	2,025,992.35	1,515,151.66	0.00	4,494,002.91	16,545,287.20	0.00	12,051,284.29
2008-6	1,534,091,000.00	27,659,889.21	2,271,102.64	3,418,861.95	2,556,818.33	0.00	8,246,782.92	28,583,324.33	0.00	20,336,541.41
2008-7	596,592,000.00	10,756,642.61	883,081.10	1,329,559.78	994,320.00	0.00	3,206,960.88	11,115,629.87	0.00	7,908,668.99
2008-9	625,000,000.00	11,268,843.08	1,102,195.31	1,392,869.60	1,041,666.67	0.00	3,536,731.58	11,821,988.70	0.00	8,285,257.12
2009-2	1,515,155,000.00	27,318,470.31	2,100,471.95	3,376,661.35	2,525,258.33	0.00	8,002,391.63	28,087,909.63	0.00	20,085,518.00
2010-1	1,030,304,000.00	18,577,193.41	457,501.01	2,296,126.59	1,717,173.34	0.00	4,470,800.94	18,128,934.62	0.00	13,658,792.52
2011-1	1,212,122,000.00	21,854,740.19	465,431.99	2,701,324.62	2,020,203.34	0.00	5,186,959.95	21,255,347.84	0.00	16,068,387.89
2011-2	1,212,122,000.00	21,854,740.19	426,029.58	2,701,324.62	2,020,203.34	0.00	5,147,557.54	21,215,945.43	0.00	16,068,387.89
2012-1	606,062,000.00	10,927,388.12	282,296.09	1,350,664.54	1,010,103.33	0.00	2,643,063.96	10,677,271.16	0.00	8,034,207.20
2012-3	1,212,122,000.00	21,854,740.19	415,331.27	2,701,324.62	2,020,203.34	0.00	5,136,859.23	21,205,247.12	0.00	16,068,387.89
2012-4	1,181,820,000.00	21,308,390.62	486,873.13	2,633,793.85	1,969,700.00	0.00	5,090,366.98	20,757,059.09	0.00	15,666,692.11
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	15,106,075,000.00	272,365,440.93	13,270,377.40	33,665,268.27	25,176,791.68	0.00	72,112,437.35	272,364,782.09	0.00	200,253,003.58

Trust Total	17,606,078,000.00	317,440,867.37	14,686,227.39	39,236,753.36	29,343,463.35	0.00	83,266,444.10	317,440,208.53	0.00	234,174,423.27

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	45,075,426.44	11,154,006.75	33,921,419.69
Group 2	272,364,782.09	72,112,437.35	200,252,344.74

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D.	Trust Performance

Delinquencies:

31-60 Days Delinquent	126,453,654
61-90 Days Delinquent	89,739,106
90+ Days Delinquent	199,061,861
Total 30+ Days Delinquent	415,254,621

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 8, 2013 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	714,000,506.66	400,000,000.00	314,000,506.66
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	12,873,535.48	7,212,059.58	5,661,475.90
Collections of Principal Receivables	242,961,415.59	136,112,741.28	106,848,674.31
Defaulted Amount	1,591,215.36	891,436.54	699,778.82
Ending Invested Amount / Transferor Amount	674,344,618.30	400,000,000.00	274,344,618.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.37570%	0.57570%	0.87570%
Monthly Interest Due	108,055.49	14,872.25	27,146.70	150,074.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	108,055.49	14,872.25	27,146.70	150,074.44
Investor Default Amount	744,349.51	66,857.74	80,229.29	891,436.54
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,409,071.67	131,729.99	167,375.99	1,708,177.65

Reallocated Investor Finance Charge Collections				7,010,742.21
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0125%
Base Rate				2.4041%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	108,055.49	14,872.25	27,146.70	150,074.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	108,055.49	14,872.25	27,146.70	150,074.44
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.32

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.32

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.50

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.50

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$5,329,711.27

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$27,146.70

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,302,564.57

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$5,853,969.75

		a.	Class A Monthly Interest	$108,055.49
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$744,349.51
		e.	Excess Spread	$5,001,564.75

	2.	Class B Available Funds		$525,805.67

		a.	Class B Monthly Interest	$14,872.25
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$510,933.42

	3.	Collateral Available Funds		$630,966.80

		a.	Excess Spread	$630,966.80

	4.	Total Excess Spread		$6,143,464.97

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2004-2 Allocable Principal Collections		$242,961,415.59

	3.	Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections		$136,112,741.28

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$136,112,741.28

	6.	Shared Principal Collections from other Series allocated to Series 2004-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$891,436.54

	8.	Available Principal Collections (total of items 5, 6 and 7)		$137,004,177.82

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$36,000,000.00

	2.	Required Collateral Invested Amount		$36,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$137,004,177.82

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2
	1.	Excess Spread	$6,143,464.97
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$66,857.74
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$27,146.70
	9.	Applied to unpaid Monthly Servicing Fee	$666,666.67
	10.	Collateral Default Amount treated as Available Principal Collections	$80,229.29
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,302,564.57

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2

	1.	Excess Spread	$6,143,464.97
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$66,857.74
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$27,146.70
	10.	Applied to unpaid Monthly Servicing Fee	$666,666.67
	11.	Collateral Default Amount treated as Available Principal Collections	$80,229.29
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,302,564.57

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4041%
		b.	Prior Monthly Period	2.5428%

		c.	Second Prior Monthly Period	2.3451%
	2.	Three Month Average Base Rate		2.4307%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.0125%
		b.	Prior Monthly Period	15.7363%
		c.	Second Prior Monthly Period	17.5027%
	4.	Three Month average Series Adjusted Portfolio Yield		17.0838%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2005-2 Certificates

	Series Allocations	Total Investor Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	1,071,000,759.99	600,000,000.00	471,000,759.99
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	19,310,303.21	10,818,089.36	8,492,213.85
Collections of Principal Receivables	364,442,123.38	204,169,111.92	160,273,011.46
Defaulted Amount	2,386,823.04	1,337,154.82	1,049,668.22
Ending Invested Amount / Transferor Amount	1,011,516,927.45	600,000,000.00	411,516,927.45

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.30570%	0.48570%	0.69570%
Monthly Interest Due	131,884.08	18,820.88	32,350.05	183,055.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	131,884.08	18,820.88	32,350.05	183,055.01
Investor Default Amount	1,116,524.28	100,286.61	120,343.93	1,337,154.82
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,083,408.36	194,107.49	242,693.98	2,520,209.83

Reallocated Investor Finance Charge Collections				10,474,056.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9299%
Base Rate				2.3216%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	131,884.08	18,820.88	32,350.05	183,055.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	131,884.08	18,820.88	32,350.05	183,055.01
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.26

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.26

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.42

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.42

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$7,986,196.89

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,350.05

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,953,846.84

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$8,745,837.32

		a.	Class A Monthly Interest	$131,884.08
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,116,524.28
		e.	Excess Spread	$7,497,428.96

	2.	Class B Available Funds		$785,554.25

		a.	Class B Monthly Interest	$18,820.88
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$766,733.37

	3.	Collateral Available Funds		$942,665.10

		a.	Excess Spread	$942,665.10

	4.	Total Excess Spread		$9,206,827.43

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2005-2 Allocable Principal Collections		$364,442,123.38

	3.	Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections		$204,169,111.92

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$204,169,111.92

	6.	Shared Principal Collections from other Series allocated to Series 2005-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,337,154.82

	8.	Available Principal Collections (total of items 5, 6 and 7)		$205,506,266.74

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$54,000,000.00

	2.	Required Collateral Invested Amount		$54,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$205,506,266.74

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
	1.	Excess Spread	$9,206,827.43
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$100,286.61
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$32,350.05
	9.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00
	10.	Collateral Default Amount treated as Available Principal Collections	$120,343.93
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,953,846.84

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2

	1.	Excess Spread	$9,206,827.43
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$100,286.61
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$32,350.05
	10.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00
	11.	Collateral Default Amount treated as Available Principal Collections	$120,343.93
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,953,846.84

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3216%
		b.	Prior Monthly Period	2.4603%

		c.	Second Prior Monthly Period	2.2626%
	2.	Three Month Average Base Rate		2.3481%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	17.9299%
		b.	Prior Monthly Period	15.6615%
		c.	Second Prior Monthly Period	17.4116%
	4.	Three Month average Series Adjusted Portfolio Yield		17.0010%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	892,500,633.32	500,000,000.00	392,500,633.32
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	16,091,919.35	9,015,074.47	7,076,844.88
Collections of Principal Receivables	303,701,769.49	170,140,926.60	133,560,842.89
Defaulted Amount	1,989,019.20	1,114,295.68	874,723.52
Ending Invested Amount / Transferor Amount	842,930,772.88	500,000,000.00	342,930,772.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.25570%	0.38570%	0.55570%
Monthly Interest Due	96,881.89	9,133.59	15,551.88	121,567.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	96,881.89	9,133.59	15,551.88	121,567.36
Investor Default Amount	980,580.20	61,286.26	72,429.22	1,114,295.68
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,810,795.42	116,253.18	142,147.77	2,069,196.37

Reallocated Investor Finance Charge Collections				8,697,402.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8570%
Base Rate				2.2486%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	96,881.89	9,133.59	15,551.88	121,567.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	96,881.89	9,133.59	15,551.88	121,567.36
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.22

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.22

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.33

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.33

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$6,643,757.57

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,551.88

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,628,205.69

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$7,653,713.82

		a.	Class A Monthly Interest	$96,881.89
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$980,580.20
		e.	Excess Spread	$6,576,251.73

	2.	Class B Available Funds		$478,357.11

		a.	Class B Monthly Interest	$9,133.59
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$469,223.52

	3.	Collateral Available Funds		$565,331.13

		a.	Excess Spread	$565,331.13

	4.	Total Excess Spread		$7,610,806.38

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2007-2 Allocable Principal Collections		$303,701,769.49

	3.	Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections		$170,140,926.60

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$170,140,926.60

	6.	Shared Principal Collections from other Series allocated to Series 2007-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,114,295.68

	8.	Available Principal Collections (total of items 5, 6 and 7)		$171,255,222.28

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$32,500,000.00

	2.	Required Collateral Invested Amount		$32,500,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$171,255,222.28

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2
	1.	Excess Spread	$7,610,806.38
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$61,286.26
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$15,551.88
	9.	Applied to unpaid Monthly Servicing Fee	$833,333.33
	10.	Collateral Default Amount treated as Available Principal Collections	$72,429.22
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,628,205.69

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2

	1.	Excess Spread	$7,610,806.38
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$61,286.26
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$15,551.88
	10.	Applied to unpaid Monthly Servicing Fee	$833,333.33
	11.	Collateral Default Amount treated as Available Principal Collections	$72,429.22
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,628,205.69

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.2486%
		b.	Prior Monthly Period	2.3873%

		c.	Second Prior Monthly Period	2.1896%
	2.	Three Month Average Base Rate		2.2752%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	17.8570%
		b.	Prior Monthly Period	15.5954%
		c.	Second Prior Monthly Period	17.3311%
	4.	Three Month average Series Adjusted Portfolio Yield		16.9278%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,434,095,557.25	1,363,638,000.00	1,070,457,557.25
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	43,887,105.42	24,586,596.23	19,300,509.19
Collections of Principal Receivables	828,278,547.08	464,021,265.73	364,257,281.35
Defaulted Amount	5,424,604.33	3,038,991.87	2,385,612.46
Ending Invested Amount / Transferor Amount	2,298,904,866.53	1,363,638,000.00	935,266,866.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.46570%	3.95570%	5.20570%
Monthly Interest Due	1,514,556.67	255,475.70	397,331.85	2,167,364.22
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,514,556.67	255,475.70	397,331.85	2,167,364.22
Investor Default Amount	2,674,309.64	167,146.58	197,535.65	3,038,991.87
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,188,866.31	547,623.95	742,595.83	7,479,086.09

Reallocated Investor Finance Charge Collections				25,556,032.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4421%
Base Rate				3.8338%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,514,556.67	255,475.70	397,331.85	2,167,364.22
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,514,556.67	255,475.70	397,331.85	2,167,364.22
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.26

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.26

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.41

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.41

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$18,474,278.17

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$397,331.85

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,076,946.32

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$22,489,281.53

		a.	Class A Monthly Interest	$1,514,556.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,674,309.64
		e.	Excess Spread	$18,300,415.22

	2.	Class B Available Funds		$1,405,598.84

		a.	Class B Monthly Interest	$255,475.70
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,150,123.14

	3.	Collateral Available Funds		$1,661,152.04

		a.	Excess Spread	$1,661,152.04

	4.	Total Excess Spread		$21,111,690.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-2 Allocable Principal Collections		$828,278,547.08

	3.	Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections		$464,021,265.73

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$464,021,265.73

	6.	Shared Principal Collections from other Series allocated to Series 2008-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,038,991.87

	8.	Available Principal Collections (total of items 5, 6 and 7)		$467,060,257.60

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$88,637,000.00

	2.	Required Collateral Invested Amount		$88,637,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$467,060,257.60

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
	1.	Excess Spread	$21,111,690.40
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$167,146.58
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$397,331.85
	9.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	10.	Collateral Default Amount treated as Available Principal Collections	$197,535.65
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,076,946.32

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

	1.	Excess Spread	$21,111,690.40
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$167,146.58
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$397,331.85
	10.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	11.	Collateral Default Amount treated as Available Principal Collections	$197,535.65
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,076,946.32

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.8338%
		b.	Prior Monthly Period	3.9724%

		c.	Second Prior Monthly Period	3.7748%
	2.	Three Month Average Base Rate		3.8603%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.4421%
		b.	Prior Monthly Period	17.0319%
		c.	Second Prior Monthly Period	19.0802%
	4.	Three Month average Series Adjusted Portfolio Yield		18.5181%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,085,202,230.07	607,956,000.00	477,246,230.07
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	19,566,357.84	10,961,537.23	8,604,820.61
Collections of Principal Receivables	369,274,625.94	206,876,394.34	162,398,231.60
Defaulted Amount	2,418,472.32	1,354,885.49	1,063,586.83
Ending Invested Amount / Transferor Amount	1,024,929,641.91	607,956,000.00	416,973,641.91

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.60570%	0.90570%	1.15570%
Monthly Interest Due	739,737.07	26,078.57	39,327.76	805,143.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	739,737.07	26,078.57	39,327.76	805,143.40
Investor Default Amount	1,192,296.38	74,519.64	88,069.47	1,354,885.49
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,823,700.12	156,328.21	193,260.56	3,173,288.89

Reallocated Investor Finance Charge Collections				11,232,603.74
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1300%
Base Rate				3.5217%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	739,737.07	26,078.57	39,327.76	805,143.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	739,737.07	26,078.57	39,327.76	805,143.40
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.38

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.38

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.78

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.78

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,098,642.61

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$39,327.76

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,059,314.85

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$9,884,667.64

		a.	Class A Monthly Interest	$739,737.07
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,192,296.38
		e.	Excess Spread	$7,952,634.19

	2.	Class B Available Funds		$617,800.97

		a.	Class B Monthly Interest	$26,078.57
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$591,722.40

	3.	Collateral Available Funds		$730,135.13

		a.	Excess Spread	$730,135.13

	4.	Total Excess Spread		$9,274,491.72

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-4 Allocable Principal Collections		$369,274,625.94

	3.	Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections		$206,876,394.34

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,876,394.34

	6.	Shared Principal Collections from other Series allocated to Series 2008-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,354,885.49

	8.	Available Principal Collections (total of items 5, 6 and 7)		$208,231,279.83

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$39,518,000.00

	2.	Required Collateral Invested Amount		$39,518,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$208,231,279.83

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4
	1.	Excess Spread	$9,274,491.72
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$74,519.64
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$39,327.76
	9.	Applied to unpaid Monthly Servicing Fee	$1,013,260.00
	10.	Collateral Default Amount treated as Available Principal Collections	$88,069.47
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,059,314.85

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4

	1.	Excess Spread	$9,274,491.72
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$74,519.64
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$39,327.76
	10.	Applied to unpaid Monthly Servicing Fee	$1,013,260.00
	11.	Collateral Default Amount treated as Available Principal Collections	$88,069.47
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,059,314.85

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.5217%
		b.	Prior Monthly Period	3.6604%

		c.	Second Prior Monthly Period	3.4627%
	2.	Three Month Average Base Rate		3.5482%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.1300%
		b.	Prior Monthly Period	16.7491%
		c.	Second Prior Monthly Period	18.7358%
	4.	Three Month average Series Adjusted Portfolio Yield		18.2050%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,622,728,586.50	909,091,000.00	713,637,586.50
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	29,258,038.10	16,391,046.13	12,866,991.97
Collections of Principal Receivables	552,185,090.65	309,347,170.20	242,837,920.45
Defaulted Amount	3,616,398.91	2,025,992.35	1,590,406.56
Ending Invested Amount / Transferor Amount	1,532,601,558.49	909,091,000.00	623,510,558.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.00570%	1.30570%	4.00570%
Monthly Interest Due	692,815.56	56,217.64	203,825.70	952,858.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	692,815.56	56,217.64	203,825.70	952,858.90
Investor Default Amount	1,782,873.09	111,429.57	131,689.69	2,025,992.35
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,809,021.98	250,980.54	434,000.39	4,494,002.91

Reallocated Investor Finance Charge Collections				16,545,287.20
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8048%
Base Rate				3.1965%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	692,815.56	56,217.64	203,825.70	952,858.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	692,815.56	56,217.64	203,825.70	952,858.90
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.87

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.87

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,255,109.99

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$203,825.70

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,051,284.29

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,559,851.28

		a.	Class A Monthly Interest	$692,815.56
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,782,873.09
		e.	Excess Spread	$12,084,162.63

	2.	Class B Available Funds		$909,990.71

		a.	Class B Monthly Interest	$56,217.64
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$853,773.07

	3.	Collateral Available Funds		$1,075,445.21

		a.	Excess Spread	$1,075,445.21

	4.	Total Excess Spread		$14,013,380.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-5 Allocable Principal Collections		$552,185,090.65

	3.	Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections		$309,347,170.20

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$309,347,170.20

	6.	Shared Principal Collections from other Series allocated to Series 2008-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,025,992.35

	8.	Available Principal Collections (total of items 5, 6 and 7)		$311,373,162.55

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$59,091,000.00

	2.	Required Collateral Invested Amount		$59,091,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$311,373,162.55

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5
	1.	Excess Spread	$14,013,380.91
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$111,429.57
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$203,825.70
	9.	Applied to unpaid Monthly Servicing Fee	$1,515,151.66
	10.	Collateral Default Amount treated as Available Principal Collections	$131,689.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$12,051,284.29

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5

	1.	Excess Spread	$14,013,380.91
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$111,429.57
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$203,825.70
	10.	Applied to unpaid Monthly Servicing Fee	$1,515,151.66
	11.	Collateral Default Amount treated as Available Principal Collections	$131,689.69
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$12,051,284.29

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.1965%
		b.	Prior Monthly Period	3.3352%

		c.	Second Prior Monthly Period	3.1375%
	2.	Three Month Average Base Rate		3.2230%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.8048%
		b.	Prior Monthly Period	16.4544%
		c.	Second Prior Monthly Period	18.3770%
	4.	Three Month average Series Adjusted Portfolio Yield		17.8787%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,738,354,378.15	1,534,091,000.00	1,204,263,378.15
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	49,372,937.28	27,659,889.21	21,713,048.07
Collections of Principal Receivables	931,812,302.51	522,023,328.45	409,788,974.06
Defaulted Amount	6,102,672.91	3,418,861.95	2,683,810.96
Ending Invested Amount / Transferor Amount	2,586,265,024.59	1,534,091,000.00	1,052,174,024.59

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.40570%	3.20570%	4.70570%
Monthly Interest Due	1,634,126.25	232,914.14	404,062.25	2,271,102.64
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,634,126.25	232,914.14	404,062.25	2,271,102.64
Investor Default Amount	3,008,598.33	188,037.40	222,226.22	3,418,861.95
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,892,724.58	561,576.54	792,481.80	8,246,782.92

Reallocated Investor Finance Charge Collections				28,583,324.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3138%
Base Rate				3.7054%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,634,126.25	232,914.14	404,062.25	2,271,102.64
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,634,126.25	232,914.14	404,062.25	2,271,102.64
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.21

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.21

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.76

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.76

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,740,603.66

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$404,062.25

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,336,541.41

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$25,153,323.92

		a.	Class A Monthly Interest	$1,634,126.25
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,008,598.33
		e.	Excess Spread	$20,510,599.34

	2.	Class B Available Funds		$1,572,082.74

		a.	Class B Monthly Interest	$232,914.14
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,339,168.60

	3.	Collateral Available Funds		$1,857,917.67

		a.	Excess Spread	$1,857,917.67

	4.	Total Excess Spread		$23,707,685.61

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-6 Allocable Principal Collections		$931,812,302.51

	3.	Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections		$522,023,328.45

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$522,023,328.45

	6.	Shared Principal Collections from other Series allocated to Series 2008-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,418,861.95

	8.	Available Principal Collections (total of items 5, 6 and 7)		$525,442,190.40

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$99,716,000.00

	2.	Required Collateral Invested Amount		$99,716,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$525,442,190.40

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
	1.	Excess Spread	$23,707,685.61
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$188,037.40
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$404,062.25
	9.	Applied to unpaid Monthly Servicing Fee	$2,556,818.33
	10.	Collateral Default Amount treated as Available Principal Collections	$222,226.22
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,336,541.41

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6

	1.	Excess Spread	$23,707,685.61
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$188,037.40
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$404,062.25
	10.	Applied to unpaid Monthly Servicing Fee	$2,556,818.33
	11.	Collateral Default Amount treated as Available Principal Collections	$222,226.22
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,336,541.41

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.7054%
		b.	Prior Monthly Period	3.8441%

		c.	Second Prior Monthly Period	3.6465%
	2.	Three Month Average Base Rate		3.7320%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.3138%
		b.	Prior Monthly Period	16.9156%
		c.	Second Prior Monthly Period	18.9386%
	4.	Three Month average Series Adjusted Portfolio Yield		18.3893%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,064,917,475.67	596,592,000.00	468,325,475.67
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	19,200,620.69	10,756,642.61	8,443,978.08
Collections of Principal Receivables	362,372,092.12	203,009,431.36	159,362,660.76
Defaulted Amount	2,373,265.89	1,329,559.78	1,043,706.11
Ending Invested Amount / Transferor Amount	1,005,771,511.30	596,592,000.00	409,179,511.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.50570%	1.30570%	4.95570%
Monthly Interest Due	680,701.88	36,893.39	165,485.83	883,081.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	680,701.88	36,893.39	165,485.83	883,081.10
Investor Default Amount	1,170,010.47	73,126.77	86,422.54	1,329,559.78
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,725,712.35	164,708.49	316,540.04	3,206,960.88

Reallocated Investor Finance Charge Collections				11,115,629.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3135%
Base Rate				3.7052%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	680,701.88	36,893.39	165,485.83	883,081.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	680,701.88	36,893.39	165,485.83	883,081.10
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.30

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.30

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,074,154.82

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$165,485.83

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,908,668.99

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$9,781,736.40

		a.	Class A Monthly Interest	$680,701.88
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,170,010.47
		e.	Excess Spread	$7,931,024.05

	2.	Class B Available Funds		$611,367.84

		a.	Class B Monthly Interest	$36,893.39
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$574,474.45

	3.	Collateral Available Funds		$722,525.63

		a.	Excess Spread	$722,525.63

	4.	Total Excess Spread		$9,228,024.13

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-7 Allocable Principal Collections		$362,372,092.12

	3.	Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections		$203,009,431.36

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$203,009,431.36

	6.	Shared Principal Collections from other Series allocated to Series 2008-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,329,559.78

	8.	Available Principal Collections (total of items 5, 6 and 7)		$204,338,991.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$38,779,000.00

	2.	Required Collateral Invested Amount		$38,779,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$204,338,991.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7
	1.	Excess Spread	$9,228,024.13
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$73,126.77
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$165,485.83
	9.	Applied to unpaid Monthly Servicing Fee	$994,320.00
	10.	Collateral Default Amount treated as Available Principal Collections	$86,422.54
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,908,668.99

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7

	1.	Excess Spread	$9,228,024.13
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$73,126.77
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$165,485.83
	10.	Applied to unpaid Monthly Servicing Fee	$994,320.00
	11.	Collateral Default Amount treated as Available Principal Collections	$86,422.54
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,908,668.99

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.7052%
		b.	Prior Monthly Period	3.8439%

		c.	Second Prior Monthly Period	3.6462%
	2.	Three Month Average Base Rate		3.7318%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.3135%
		b.	Prior Monthly Period	16.9154%
		c.	Second Prior Monthly Period	18.9383%
	4.	Three Month average Series Adjusted Portfolio Yield		18.3891%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,115,625,791.65	625,000,000.00	490,625,791.65
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	20,114,899.18	11,268,843.08	8,846,056.10
Collections of Principal Receivables	379,627,211.86	212,676,158.25	166,951,053.61
Defaulted Amount	2,486,274.00	1,392,869.60	1,093,404.40
Ending Invested Amount / Transferor Amount	1,053,663,466.10	625,000,000.00	428,663,466.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.80570%	1.30570%	5.95570%
Monthly Interest Due	855,199.58	38,649.63	208,346.10	1,102,195.31
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	855,199.58	38,649.63	208,346.10	1,102,195.31
Investor Default Amount	1,225,725.25	76,607.83	90,536.52	1,392,869.60
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,997,591.50	172,549.13	366,590.95	3,536,731.58

Reallocated Investor Finance Charge Collections				11,821,988.70
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.6471%
Base Rate				4.0388%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	855,199.58	38,649.63	208,346.10	1,102,195.31
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	855,199.58	38,649.63	208,346.10	1,102,195.31
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.55

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.55

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,493,603.23

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$208,346.10

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,285,257.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,403,350.06

		a.	Class A Monthly Interest	$855,199.58
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,225,725.25
		e.	Excess Spread	$8,322,425.23

	2.	Class B Available Funds		$650,209.38

		a.	Class B Monthly Interest	$38,649.63
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$611,559.75

	3.	Collateral Available Funds		$768,429.27

		a.	Excess Spread	$768,429.27

	4.	Total Excess Spread		$9,702,414.25

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2008-9 Allocable Principal Collections		$379,627,211.86

	3.	Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections		$212,676,158.25

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$212,676,158.25

	6.	Shared Principal Collections from other Series allocated to Series 2008-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,392,869.60

	8.	Available Principal Collections (total of items 5, 6 and 7)		$214,069,027.85

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$40,625,000.00

	2.	Required Collateral Invested Amount		$40,625,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$214,069,027.85

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9
	1.	Excess Spread	$9,702,414.25
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$76,607.83
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$208,346.10
	9.	Applied to unpaid Monthly Servicing Fee	$1,041,666.67
	10.	Collateral Default Amount treated as Available Principal Collections	$90,536.52
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,285,257.13

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9

	1.	Excess Spread	$9,702,414.25
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$76,607.83
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$208,346.10
	10.	Applied to unpaid Monthly Servicing Fee	$1,041,666.67
	11.	Collateral Default Amount treated as Available Principal Collections	$90,536.52
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,285,257.13

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0388%
		b.	Prior Monthly Period	4.1774%

		c.	Second Prior Monthly Period	3.9798%
	2.	Three Month Average Base Rate		4.0653%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.6471%
		b.	Prior Monthly Period	17.2177%
		c.	Second Prior Monthly Period	19.3064%
	4.	Three Month average Series Adjusted Portfolio Yield		18.7237%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,704,553,594.17	1,515,155,000.00	1,189,398,594.17
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	48,763,504.11	27,318,470.31	21,445,033.80
Collections of Principal Receivables	920,310,509.10	515,579,751.28	404,730,757.82
Defaulted Amount	6,027,344.78	3,376,661.35	2,650,683.43
Ending Invested Amount / Transferor Amount	2,554,341,550.36	1,515,155,000.00	1,039,186,550.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	1.45570%	0.90570%	5.45570%
Monthly Interest Due	1,566,899.31	70,893.67	462,678.97	2,100,471.95
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,566,899.31	70,893.67	462,678.97	2,100,471.95
Investor Default Amount	2,785,739.20	202,578.96	388,343.19	3,376,661.35
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,435,971.84	424,972.63	1,141,447.16	8,002,391.63

Reallocated Investor Finance Charge Collections				28,087,909.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.2030%
Base Rate				3.5946%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,566,899.31	70,893.67	462,678.97	2,100,471.95
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,566,899.31	70,893.67	462,678.97	2,100,471.95
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.25

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.25

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.78

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.78

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,548,196.97

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$462,678.97

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,085,518.00

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,172,472.15

		a.	Class A Monthly Interest	$1,566,899.31
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,785,739.20
		e.	Excess Spread	$18,819,833.64

	2.	Class B Available Funds		$1,685,102.17

		a.	Class B Monthly Interest	$70,893.67
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,614,208.50

	3.	Collateral Available Funds		$3,230,335.31

		a.	Excess Spread	$3,230,335.31

	4.	Total Excess Spread		$23,664,377.45

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2009-2 Allocable Principal Collections		$920,310,509.10

	3.	Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections		$515,579,751.28

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$515,579,751.28

	6.	Shared Principal Collections from other Series allocated to Series 2009-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,376,661.35

	8.	Available Principal Collections (total of items 5, 6 and 7)		$518,956,412.63

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$174,255,000.00

	2.	Required Collateral Invested Amount		$174,255,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$518,956,412.63

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
	1.	Excess Spread		$23,664,377.45
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$202,578.96
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$462,678.97
	9.	Applied to unpaid Monthly Servicing Fee		$2,525,258.33
	10.	Collateral Default Amount treated as Available Principal Collections		$388,343.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$20,085,518.00

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.5946%
		b.	Prior Monthly Period	3.7331%
		c.	Second Prior Monthly Period	3.5355%
	2.	Three Month Average Base Rate		3.6211%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.2030%
		b.	Prior Monthly Period	16.8150%
		c.	Second Prior Monthly Period	18.8162%
	4.	Three Month average Series Adjusted Portfolio Yield		18.2781%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,515,155,000.00
		Monthly Interest:		$3,092,588.97
		Monthly Interest previously due but not paid:		$0.02
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,518,247,588.99

Series 2010-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,839,093,945.03	1,030,304,000.00	808,789,945.03
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	33,159,137.74	18,577,193.41	14,582,603.17
Collections of Principal Receivables	625,810,295.82	350,593,754.48	275,216,541.34
Defaulted Amount	4,098,588.88	2,296,126.59	1,802,462.29
Ending Invested Amount / Transferor Amount	1,736,949,894.04	1,030,304,000.00	706,645,894.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,250,000.00	0.00	0.00	4,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	4,250,000.00	0.00	0.00	4,250,000.00
Required Reserve Account Amount	4,250,000.00	0.00	0.00	4,250,000.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.45570%	0.80570%	1.40570%
Monthly Interest Due	333,547.08	42,889.16	81,064.77	457,501.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	333,547.08	42,889.16	81,064.77	457,501.01
Investor Default Amount	1,894,302.65	137,767.06	264,056.88	2,296,126.59
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,644,516.40	283,686.22	542,598.32	4,470,800.94

Reallocated Investor Finance Charge Collections				18,128,934.62
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				658.84
Series Adjusted Portfolio Yield				18.0943%
Base Rate				2.4852%
Excess Spread Percentage				15.9085%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	333,547.08	42,889.16	81,064.77	457,501.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	333,547.08	42,889.16	81,064.77	457,501.01
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,739,857.29

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,064.77

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,658,792.52

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,956,900.53

		a.	Class A Monthly Interest	$333,547.08
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,894,302.65
		e.	Excess Spread	$12,729,050.80

	2.	Class B Available Funds		$1,087,771.38

		a.	Class B Monthly Interest	$42,889.16
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,044,882.22

	3.	Collateral Available Funds		$2,084,921.55

		a.	Excess Spread	$2,084,921.55

	4.	Total Excess Spread		$15,858,854.57

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2010-1 Allocable Principal Collections		$625,810,295.82

	3.	Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections		$350,593,754.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$350,593,754.48

	6.	Shared Principal Collections from other Series allocated to Series 2010-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,296,126.59

	8.	Available Principal Collections (total of items 5, 6 and 7)		$352,889,881.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$118,486,000.00

	2.	Required Collateral Invested Amount		$118,486,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$352,889,881.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1
	1.	Excess Spread		$15,858,854.57
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$137,767.06
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,064.77
	9.	Applied to unpaid Monthly Servicing Fee		$1,717,173.34
	10.	Collateral Default Amount treated as Available Principal Collections		$264,056.88
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,658,792.52

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4852%
		b.	Prior Monthly Period	2.6237%
		c.	Second Prior Monthly Period	2.4261%
	2.	Three Month Average Base Rate		2.5117%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.0943%
		b.	Prior Monthly Period	15.8096%
		c.	Second Prior Monthly Period	17.5920%
	4.	Three Month average Series Adjusted Portfolio Yield		17.1653%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,030,304,000.00
		Monthly Interest:		$998,958.07
		Monthly Interest previously due but not paid:		$0.05
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,031,302,958.02

Series 2011-1 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	2,163,639,305.33	1,212,122,000.00	951,517,305.33
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	39,010,738.92	21,854,740.19	17,155,998.73
Collections of Principal Receivables	736,247,192.47	412,463,120.46	323,784,072.01
Defaulted Amount	4,821,867.87	2,701,324.62	2,120,543.25
Ending Invested Amount / Transferor Amount	2,043,469,868.56	1,212,122,000.00	831,347,868.56
B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.37570%	0.90570%	1.25570%
Monthly Interest Due	323,519.44	56,720.39	85,192.16	465,431.99
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	323,519.44	56,720.39	85,192.16	465,431.99
Investor Default Amount	2,228,591.37	162,078.76	310,654.49	2,701,324.62
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,218,777.48	340,010.82	628,171.65	5,186,959.95

Reallocated Investor Finance Charge Collections				21,255,347.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0228%
Base Rate				2.4145%
Excess Spread Percentage				15.9077%
C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	323,519.44	56,720.39	85,192.16	465,431.99
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	323,519.44	56,720.39	85,192.16	465,431.99
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.32

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.32

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.78

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.78

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,153,580.05

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$85,192.16

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,068,387.89

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,535,650.57

		a.	Class A Monthly Interest	$323,519.44
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,228,591.37
		e.	Excess Spread	$14,983,539.76

	2.	Class B Available Funds		$1,275,315.26

		a.	Class B Monthly Interest	$56,720.39
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,218,594.87

	3.	Collateral Available Funds		$2,444,382.01

		a.	Excess Spread	$2,444,382.01

	4.	Total Excess Spread		$18,646,516.64

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2011-1 Allocable Principal Collections		$736,247,192.47

	3.	Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections		$412,463,120.46

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$412,463,120.46

	6.	Shared Principal Collections from other Series allocated to Series 2011-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,701,324.62

	8.	Available Principal Collections (total of items 5, 6 and 7)		$415,164,445.08

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$139,395,000.00

	2.	Required Collateral Invested Amount		$139,395,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$415,164,445.08

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
	1.	Excess Spread		$18,646,516.64
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$162,078.76
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$85,192.16
	9.	Applied to unpaid Monthly Servicing Fee		$2,020,203.34
	10.	Collateral Default Amount treated as Available Principal Collections		$310,654.49
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,068,387.89

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4145%
		b.	Prior Monthly Period	2.5530%
		c.	Second Prior Monthly Period	2.3554%
	2.	Three Month Average Base Rate		2.4409%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.0228%
		b.	Prior Monthly Period	15.7455%
		c.	Second Prior Monthly Period	17.5140%
	4.	Three Month average Series Adjusted Portfolio Yield		17.0941%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,212,122,000.00
		Monthly Interest:		$1,050,259.96
		Monthly Interest previously due but not paid:		$0.05
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,213,172,260.01

Series 2011-2 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	2,163,639,305.33	1,212,122,000.00	951,517,305.33
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	39,010,738.92	21,854,740.19	17,155,998.73
Collections of Principal Receivables	736,247,192.47	412,463,120.46	323,784,072.01
Defaulted Amount	4,821,867.87	2,701,324.62	2,120,543.25
Ending Invested Amount / Transferor Amount	2,043,469,868.56	1,212,122,000.00	831,347,868.56
B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.32570%	0.85570%	1.35570%
Monthly Interest Due	280,463.89	53,589.09	91,976.60	426,029.58
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	280,463.89	53,589.09	91,976.60	426,029.58
Investor Default Amount	2,228,591.37	162,078.76	310,654.49	2,701,324.62
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,175,721.93	336,879.52	634,956.09	5,147,557.54

Reallocated Investor Finance Charge Collections				21,215,945.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9846%
Base Rate				2.3762%
Excess Spread Percentage				15.9077%
C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	280,463.89	53,589.09	91,976.60	426,029.58
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	280,463.89	53,589.09	91,976.60	426,029.58
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.28

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.28

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.74

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.74

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,160,364.48

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$91,976.60

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,068,387.88

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,503,143.60

		a.	Class A Monthly Interest	$280,463.89
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,228,591.37
		e.	Excess Spread	$14,994,088.34

	2.	Class B Available Funds		$1,272,951.12

		a.	Class B Monthly Interest	$53,589.09
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,219,362.03

	3.	Collateral Available Funds		$2,439,850.70

		a.	Excess Spread	$2,439,850.70

	4.	Total Excess Spread		$18,653,301.07

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2011-2 Allocable Principal Collections		$736,247,192.47

	3.	Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections		$412,463,120.46

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$412,463,120.46

	6.	Shared Principal Collections from other Series allocated to Series 2011-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,701,324.62

	8.	Available Principal Collections (total of items 5, 6 and 7)		$415,164,445.08

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$139,395,000.00

	2.	Required Collateral Invested Amount		$139,395,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$415,164,445.08

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2
	1.	Excess Spread		$18,653,301.07
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$162,078.76
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$91,976.60
	9.	Applied to unpaid Monthly Servicing Fee		$2,020,203.34
	10.	Collateral Default Amount treated as Available Principal Collections		$310,654.49
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,068,387.88

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3762%
		b.	Prior Monthly Period	2.5147%
		c.	Second Prior Monthly Period	2.3171%
	2.	Three Month Average Base Rate		2.4027%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	17.9846%
		b.	Prior Monthly Period	15.7108%
		c.	Second Prior Monthly Period	17.4717%
	4.	Three Month average Series Adjusted Portfolio Yield		17.0557%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,212,122,000.00
		Monthly Interest:		$932,572.22
		Monthly Interest previously due but not paid:		$0.00
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,213,054,572.22

Series 2012-1 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	1,081,821,437.67	606,062,000.00	475,759,437.67
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	19,505,401.64	10,927,388.12	8,578,013.52
Collections of Principal Receivables	368,124,203.64	206,231,900.51	161,892,303.13
Defaulted Amount	2,410,937.91	1,350,664.54	1,060,273.37
Ending Invested Amount / Transferor Amount	1,021,736,620.14	606,062,000.00	415,674,620.14

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.47570%	1.00570%	1.35570%
Monthly Interest Due	204,815.28	31,491.93	45,988.88	282,296.09
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	204,815.28	31,491.93	45,988.88	282,296.09
Investor Default Amount	1,114,295.68	81,040.50	155,328.36	1,350,664.54
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,152,444.29	173,139.10	317,480.57	2,643,063.96

Reallocated Investor Finance Charge Collections				10,677,271.16
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1191%
Base Rate				2.5108%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	204,815.28	31,491.93	45,988.88	282,296.09
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	204,815.28	31,491.93	45,988.88	282,296.09
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.41

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.41

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.87

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.87

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,080,196.08

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$45,988.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,034,207.20

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$8,808,728.45

		a.	Class A Monthly Interest	$204,815.28
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,114,295.68
		e.	Excess Spread	$7,489,617.49

	2.	Class B Available Funds		$640,641.20

		a.	Class B Monthly Interest	$31,491.93
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$609,149.27

	3.	Collateral Available Funds		$1,227,901.51

		a.	Excess Spread	$1,227,901.51

	4.	Total Excess Spread		$9,326,668.27

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2012-1 Allocable Principal Collections		$368,124,203.64

	3.	Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections		$206,231,900.51

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,231,900.51

	6.	Shared Principal Collections from other Series allocated to Series 2012-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,350,664.54

	8.	Available Principal Collections (total of items 5, 6 and 7)		$207,582,565.05

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$69,698,000.00

	2.	Required Collateral Invested Amount		$69,698,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$207,582,565.05

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
	1.	Excess Spread		$9,326,668.27
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$81,040.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$45,988.88
	9.	Applied to unpaid Monthly Servicing Fee		$1,010,103.33
	10.	Collateral Default Amount treated as Available Principal Collections		$155,328.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,034,207.20

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5108%
		b.	Prior Monthly Period	2.6493%
		c.	Second Prior Monthly Period	2.4517%
	2.	Three Month Average Base Rate		2.5373%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.1191%
		b.	Prior Monthly Period	15.8328%
		c.	Second Prior Monthly Period	17.6202%
	4.	Three Month average Series Adjusted Portfolio Yield		17.1907%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$606,062,000.00
		Monthly Interest:		$470,329.63
		Monthly Interest previously due but not paid:		$0.01
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$606,532,329.62

Series 2012-2 Certificates

	Series Allocations	Total Investor Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	3,187,505,321.87	1,785,716,000.00	1,401,789,321.87
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	57,471,195.69	32,196,725.44	25,274,470.25
Collections of Principal Receivables	1,084,650,218.00	607,646,749.76	477,003,468.24
Defaulted Amount	7,103,646.83	3,979,631.25	3,124,015.58
Ending Invested Amount / Transferor Amount	3,010,469,936.04	1,785,716,000.00	1,224,753,936.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon January 15, 2013 to February 14, 2013	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,342,887.04	228,829.53	407,914.68	3,979,631.25
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,692,887.04	484,671.38	832,954.95	8,010,513.37

Reallocated Investor Finance Charge Collections				32,240,093.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6337%
Base Rate				2.6578%
Excess Spread Percentage				16.2823%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.57

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.57

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,349,558.28

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,229,579.68

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,081,652.16

		a.	Class A Monthly Interest	$850,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,342,887.04
		e.	Excess Spread	$22,888,765.12

	2.	Class B Available Funds		$1,853,811.31

		a.	Class B Monthly Interest	$84,710.18
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,769,101.13

	3.	Collateral Available Funds		$3,304,629.58

		a.	Excess Spread	$3,304,629.58

	4.	Total Excess Spread		$27,962,495.83

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2012-2 Allocable Principal Collections		$1,084,650,218.00

	3.	Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections		$607,646,749.76

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$607,646,749.76

	6.	Shared Principal Collections from other Series allocated to Series 2012-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,979,631.25

	8.	Available Principal Collections (total of items 5, 6 and 7)		$611,626,381.01

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$183,037,000.00

	2.	Required Collateral Invested Amount		$183,037,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$611,626,381.01

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
	1.	Excess Spread		$27,962,495.83
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$228,829.53
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$119,978.60
	9.	Applied to unpaid Monthly Servicing Fee		$2,976,193.34
	10.	Collateral Default Amount treated as Available Principal Collections		$407,914.68
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$24,229,579.68

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.6578%
		b.	Prior Monthly Period	2.8411%
		c.	Second Prior Monthly Period	2.5747%
	2.	Three Month Average Base Rate		2.6912%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.6337%
		b.	Prior Monthly Period	16.3009%
		c.	Second Prior Monthly Period	18.1539%
	4.	Three Month average Series Adjusted Portfolio Yield		17.6962%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,785,716,000.00
		Monthly Interest:		$1,414,809.99
		Monthly Interest previously due but not paid:		$0.00
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,787,130,809.99

Series 2012-3 Certificates

	Series Allocations	Total Investor Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	2,163,639,305.33	1,212,122,000.00	951,517,305.33
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	39,010,738.92	21,854,740.19	17,155,998.73
Collections of Principal Receivables	736,247,192.47	412,463,120.46	323,784,072.01
Defaulted Amount	4,821,867.87	2,701,324.62	2,120,543.25
Ending Invested Amount / Transferor Amount	2,043,469,868.56	1,212,122,000.00	831,347,868.56

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.35570%	0.70570%	0.95570%
Monthly Interest Due	306,297.22	44,195.19	64,838.86	415,331.27
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	306,297.22	44,195.19	64,838.86	415,331.27
Investor Default Amount	2,228,591.37	162,078.76	310,654.49	2,701,324.62
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,201,555.26	327,485.62	607,818.35	5,136,859.23

Reallocated Investor Finance Charge Collections				21,205,247.12
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9742%
Base Rate				2.3658%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	306,297.22	44,195.19	64,838.86	415,331.27
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	306,297.22	44,195.19	64,838.86	415,331.27
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.31

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.31

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.61

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.61

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and ( e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,133,226.75

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$64,838.86

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,068,387.89

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,494,317.50

		a.	Class A Monthly Interest	$306,297.22
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,228,591.37
		e.	Excess Spread	$14,959,428.91

	2.	Class B Available Funds		$1,272,309.23

		a.	Class B Monthly Interest	$44,195.19
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,228,114.04

	3.	Collateral Available Funds		$2,438,620.39

		a.	Excess Spread	$2,438,620.39

	4.	Total Excess Spread		$18,626,163.34

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2012-3 Allocable Principal Collections		$736,247,192.47

	3.	Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections		$412,463,120.46

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$412,463,120.46

	6.	Shared Principal Collections from other Series allocated to Series 2012-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,701,324.62

	8.	Available Principal Collections (total of items 5, 6 and 7)		$415,164,445.08

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$139,395,000.00

	2.	Required Collateral Invested Amount		$139,395,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$415,164,445.08

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
	1.	Excess Spread		$18,626,163.34
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$162,078.76
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$64,838.86
	9.	Applied to unpaid Monthly Servicing Fee		$2,020,203.34
	10.	Collateral Default Amount treated as Available Principal Collections		$310,654.49
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,068,387.89

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.3658%
		b.	Prior Monthly Period	2.5043%
		c.	Second Prior Monthly Period	2.3067%
	2.	Three Month Average Base Rate		2.3923%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	17.9742%
		b.	Prior Monthly Period	15.7014%
		c.	Second Prior Monthly Period	17.4603%
	4.	Three Month average Series Adjusted Portfolio Yield		17.0453%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,212,122,000.00
		Monthly Interest:		$713,113.02
		Monthly Interest previously due but not paid:		$0.01
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,212,835,113.03

Series 2012-4 Certificates

	Series Allocations	Total Investor Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	2,109,550,196.95	1,181,820,000.00	927,730,196.95
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	38,035,504.24	21,308,390.62	16,727,113.62
Collections of Principal Receivables	717,841,650.43	402,151,899.75	315,689,750.68
Defaulted Amount	4,701,325.35	2,633,793.85	2,067,531.50
Ending Invested Amount / Transferor Amount	1,992,384,892.00	1,181,820,000.00	810,564,892.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 11, 2013	January 11, 2013	January 11, 2013
Coupon January 15, 2013 to February 14, 2013	0.44570%	0.75570%	1.00570%
Monthly Interest Due	374,202.29	46,144.09	66,526.75	486,873.13
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	374,202.29	46,144.09	66,526.75	486,873.13
Investor Default Amount	2,172,876.59	158,029.41	302,887.85	2,633,793.85
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,172,078.88	322,356.83	595,931.27	5,090,366.98

Reallocated Investor Finance Charge Collections				20,757,059.09
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0558%
Base Rate				2.4474%
Excess Spread Percentage				15.9077%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	374,202.29	46,144.09	66,526.75	486,873.13
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	374,202.29	46,144.09	66,526.75	486,873.13
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.38

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.38

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,733,218.86

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$66,526.75

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,666,692.11

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,124,547.40

		a.	Class A Monthly Interest	$374,202.29
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,172,876.59
		e.	Excess Spread	$14,577,468.52

	2.	Class B Available Funds		$1,245,437.60

		a.	Class B Monthly Interest	$46,144.09
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,199,293.51

	3.	Collateral Available Funds		$2,387,074.09

		a.	Excess Spread	$2,387,074.09

	4.	Total Excess Spread		$18,163,836.12

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2012-4 Allocable Principal Collections		$717,841,650.43

	3.	Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections		$402,151,899.75

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$402,151,899.75

	6.	Shared Principal Collections from other Series allocated to Series 2012-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,633,793.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$404,785,693.60

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$135,910,000.00

	2.	Required Collateral Invested Amount		$135,910,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$404,785,693.60

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
	1.	Excess Spread		$18,163,836.12
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$158,029.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$66,526.75
	9.	Applied to unpaid Monthly Servicing Fee		$1,969,700.00
	10.	Collateral Default Amount treated as Available Principal Collections		$302,887.85
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,666,692.11

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4474%
		b.	Prior Monthly Period	2.5859%
		c.	Second Prior Monthly Period	2.3893%
	2.	Three Month Average Base Rate		2.4742%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.0558%
		b.	Prior Monthly Period	15.7754%
		c.	Second Prior Monthly Period	17.6692%
	4.	Three Month average Series Adjusted Portfolio Yield		17.1668%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$1,181,820,000.00
		Monthly Interest:		$802,643.45
		Monthly Interest previously due but not paid:		$0.00
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$1,182,622,643.45

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,275,003,199.75	714,287,000.00	560,716,199.75
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	22,988,497.59	12,878,701.00	10,109,796.59
Collections of Principal Receivables	433,860,451.64	243,058,904.07	190,801,547.57
Defaulted Amount	2,841,461.12	1,591,853.84	1,249,607.28
Ending Invested Amount / Transferor Amount	1,204,188,985.93	714,287,000.00	489,901,985.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 08, 2012	November 08, 2012	November 08, 2012
Coupon January 15, 2013 to February 14, 2013	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,337,154.82	91,532.70	163,166.32	1,591,853.84
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,632,154.82	186,340.56	324,998.00	3,143,493.38

Reallocated Investor Finance Charge Collections				12,835,333.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5336%
Base Rate				2.5577%
Excess Spread Percentage				16.2823%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.64

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.64

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,731,646.69

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,691,840.01

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,781,660.64

		a.	Class A Monthly Interest	$295,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,337,154.82
		e.	Excess Spread	$9,149,505.82

	2.	Class B Available Funds		$738,040.61

		a.	Class B Monthly Interest	$26,354.53
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$711,686.08

	3.	Collateral Available Funds		$1,315,632.14

		a.	Excess Spread	$1,315,632.14

	4.	Total Excess Spread		$11,176,824.04

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		56.0224%

	2.	Series 2012-5 Allocable Principal Collections		$433,860,451.64

	3.	Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections		$243,058,904.07

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$243,058,904.07

	6.	Shared Principal Collections from other Series allocated to Series 2012-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,591,853.84

	8.	Available Principal Collections (total of items 5, 6 and 7)		$244,650,757.91

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$73,215,000.00

	2.	Required Collateral Invested Amount		$73,215,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$244,650,757.91

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
	1.	Excess Spread		$11,176,824.04
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$91,532.70
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$39,806.68
	9.	Applied to unpaid Monthly Servicing Fee		$1,190,478.33
	10.	Collateral Default Amount treated as Available Principal Collections		$163,166.32
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,691,840.01

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5577%
		b.	Prior Monthly Period	2.7341%
		c.	Second Prior Monthly Period	2.4847%
	2.	Three Month Average Base Rate		2.5922%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	18.5336%
		b.	Prior Monthly Period	16.2040%
		c.	Second Prior Monthly Period	18.1954%
	4.	Three Month average Series Adjusted Portfolio Yield		17.6443%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount:		$714,287,000.00
		Monthly Interest:		$472,353.91
		Monthly Interest previously due but not paid:		$0.01
		Additional Interest:		$0.00
		Additional Interest previously due but not paid:		$0.00
		Reassignment Amount:		$714,759,353.90

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2013 and covers activity from December 26, 2012 through January 25, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this     th day of February.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:
Name:	Kunal Singhania
Title:	Vice President ABS Operations

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	October 03, 2012	October 03, 2012
Increase LIBOR Determination Date	NA	NA	NA
Coupon January 15, 2013 - February 14, 2013	0.00000%	0.00000%	0.00000%
Monthly Interest Due	0.00	0.00	0.00	0.00
a. Estimated Interest	0.00	0.00		0.00
b. Capped Class A Additional Transaction Costs	0.00	0.00		0.00
c. Interest Underpayment	0.00	0.00		0.00
d. Interest Overpayment	0.00	0.00		0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00

Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates, per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:		$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:		$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:		$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:		$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:		$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:		$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:		$0.00

J.	Application of Reallocated Investor Finance Charge Collections.

	1.	Class A Available Funds:		$0.00

		a.	Class A Monthly Interest:	$0.00
		b.	Class A Outstanding Monthly Interest:	$0.00
		c.	Class A Additional Interest:	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections):	$0.00
		e.	Excess Spread:	$0.00

	2.	Class B Available Funds:		$0.00

		a.	Class B Monthly Interest:	$0.00
		b.	Class B Outstanding Monthly Interest:	$0.00
		c.	Class B Additional Interest:	$0.00
		d.	Excess Spread:	$0.00

	3.	Collateral Available Funds:		$0.00

		a.	Excess Spread:	$0.00

	4.	Total Excess Spread:		$0.00

K.	Reallocated Principal Collections.

	1.	Principal Allocation Percentage:	0.0000%

	2.	Series 2012-A Allocable Principal Collections:	$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections:	$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount:	$0.00

	5.	Item 3 minus Item 4:	$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A:	$0.00

	7.	Other amounts treated as Available Principal Collections:	$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7):	$0.00

L.	Application of Available Principal Collections during Revolving Period.

	1.	Treated as Shared Principal Collections:	$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period.

	1.	Principal Funding Account:	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

	3.	Distribution of Principal:	$0.00

	4.	Treated as Shared Principal Collections:	$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A.
	1.	Excess Spread:	$0.00
	2.	Excess Finance Charge Collections:	$0.00
	3.	Available Interest Reserve Account Amount:	$0.00
	4.	Applied to fund Class A Required Amount:	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
	6.	Applied to fund overdue Class B Interest:	$0.00
	7.	Applied to fund Class B Required Amount:	$0.00
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
	9.	Applied to Collateral Senior Minimum Monthly Interest:	$0.00
	10.	Applied to unpaid Monthly Servicing Fee:	$0.00
	11.	Collateral Default Amount treated as Available Principal Collections:	$0.00
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
	13.	Deposited to Reserve Account:	$0.00
	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00
	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00
	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s):	$0.00
	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s):	$0.00

O.	Funding of Interest Reserve Account and Payment of Additional Transaction Costs.
	1.	Interest Reserve Account Opening Balance:	$0.00
	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls:	$0.00
	3.	Deposited to Interest Reserve Account:	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates:	$0.00

P.	Funding of Excess Overpayment Account Amount.

	1.	Excess Overpayment Account Opening Balance:	$0.00
	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates:	$0.00
	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates:	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates:	$0.00
	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder:	$0.00

Q.	Yield and Base Rate.

	1.	Base Rate:
		a.	Current Monthly Period:	0.0000%
		b.	Prior Monthly Period:	0.0000%
		c.	Second Prior Monthly Period:	0.0000%

	3.	Series Adjusted Portfolio Yield:
		a.	Current Monthly Period:	0.0000%
		b.	Prior Monthly Period:	0.0000%
		c.	Second Prior Monthly Period:	0.0000%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		No

R.	Reassignment Amount
	1.	Adjusted Invested Amount:		$0.00
	2.	Monthly Interest:		$0.00
	3.	Monthly Interest previously due but not paid:		$0.00
	4.	Additional Interest:		$0.00
	5.	Additional Interest previously due but not paid:		$0.00
	6.	Reassignment Amount:		$0.00

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2013 and covers activity from December 26, 2012 through January 25, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this     th day of February.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:
Name:	Kunal Singhania
Title:	Vice President ABS Operations

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	808,318,188.59	452,839,000.00	355,479,188.59
Beginning Adjusted Invested Amount	N/A	452,839,000.00	N/A
Floating Allocation Percentage	N/A	56.0224%	43.9776%
Principal Allocation Percentage	N/A	56.0224%	43.9776%
Collections of Finance Charge Receivables	14,574,097.33	8,164,754.62	6,409,342.71
Collections of Principal Receivables	275,056,011.19	154,092,894.12	120,963,117.07
Defaulted Amount	1,801,410.93	1,009,193.08	792,217.85
Ending Invested Amount / Transferor Amount	763,423,856.52	452,839,000.00	310,584,856.52

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			January 11, 2013
Coupon January 15, 2013 - February 14, 2013			20.20570%
Monthly Interest Due			7,879,105.51
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			7,879,105.51
Investor Default Amount			1,009,193.08
Investor Monthly Fees Due			754,731.67
Investor Additional Amounts Due			0.00
Total Due			9,643,030.26

Investor Finance Charge Collections			8,164,754.62

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			452,839,000.00
Distributions of Interest			7,879,105.51
Distributions of Principal			0.00
Total Distributions			7,879,105.51
Ending Certificates Balance			452,839,000.00

D.	Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

	(1)	The total amount of the distribution	$17.40

	(2)	The amount of the distribution in respect of Monthly Interest	$17.40

	(3)	The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

	(4)	The amount of the distribution in respect of Additional Interest	$0.00

	(5)	The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E.	Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

	(1)	The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

	(2)	The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

	(3)	The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	452,839,000.00	0.00	0.00	0.00	0.00	452,839,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G.	Application of Investor Finance Charge Collections.

	1.	Available Funds		$8,164,754.62

		a.	Monthly Servicing Fee	$0.00
		b.	Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
		c.	Investor Default Amount (treated as Available Principal Collections):	$1,009,193.08
		d.	Monthly Interest	$7,155,561.54
		e.	Outstanding Monthly Interest	$0.00
		f.	Additional Interest	$0.00

	2.	Excess Spread:		$0.00

H.	Reallocated Principal Collections.

	1.	Principal Allocation Percentage:	56.0224%

	2.	Series 2009-D-II Allocable Principal Collections:	$275,056,011.19

	3.	Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$154,092,894.12

	4.	Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

	5.	Item 3 minus item 4:	$154,092,894.12

	6.	Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

	7.	Other amounts treated as Available Principal Collections:	$1,009,193.08

	8.	Available Principal Collections (total of items 5., 6. & 7.):	$155,102,087.20

I.	Application of Available Principal Collections during Revolving Period.

	1.	Treated as Shared Principal Collections:	$155,102,087.20

J.	Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

	1.	Retained during an Early Amortization Period	$0.00

	2.	Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

	3.	Treated as Shared Principal Collections:	$0.00

K.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

	1.	Excess Spread:	$0.00

	2.	Excess Finance Charge Collections:	$1,478,275.64

	3.	Applied to fund Required Amount:	$723,543.97

	4.	Investor Charge-Offs treated as Available Principal Collections:	$0.00

	5.	Applied to unpaid Monthly Servicing Fee:	$754,731.67

	6.	Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

	7.	Applied to fund Series 2009-D-I Shortfall	$0.00

	8.	Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M.	Application of Funds from Series 2009-D-I:

	1.	Applied under Section 4.05

		a.	Shortfalls in Monthly Servicing Fee	$0.00

		b.	Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

		c.	Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

	2.	Applied under Section 4.07

		a.	Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

		b.	Shortfalls in unpaid Monthly Servicing Fee	$0.00

		c.	Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00